SHARE OPTIONS, RESTRICED STOCK UNITS AND WARRANTS - Performance stock units number and exercise price (Details)	12 Months Ended
	Dec. 31, 2024 shares £ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares
Restricted Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements	3 years	3 years
Outstanding at beginning of period	6,999,817	6,999,817
Granted during the period	7,273,995	7,273,995	12,041,192	12,041,192
Vested during the period	(3,162,982)	(3,162,982)	(3,617,136)	(3,617,136)
Forfeited during the period	(2,021,671)	(2,021,671)	(1,424,239)	(1,424,239)
Outstanding at the end of period	9,089,159	9,089,159	6,999,817	6,999,817
Share price at grant date, outstanding at beginning of period | £ / shares	£ 0.12
Share price at grant date, granted during the period | £ / shares	0.15		£ 0.13
Share price at grant date, vested during the period | £ / shares	0.12		0.13
Share price at grant date, forfeited during the period | £ / shares	0.14		0.13
Share price at grant date, outstanding at the end of the period | £ / shares	£ 0.13		£ 0.12
Weighted Average Remaining Vesting Period (months)	22 months	22 months	28 months	28 months
Performance Stock Units
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Vesting period, share-based payment arrangements			3 years	3 years
Outstanding at beginning of period	2,850,000	2,850,000
Granted during the period			2,850,000	2,850,000
Vested during the period	(237,500)	(237,500)
Outstanding at the end of period	2,612,500	2,612,500	2,850,000	2,850,000
Share price at grant date, outstanding at beginning of period | $ / shares		$ 1.15
Share price at grant date, granted during the period | $ / shares				$ 1.15
Share price at grant date, outstanding at the end of the period | $ / shares		$ 1.15		$ 1.15
Weighted Average Remaining Vesting Period (months)	35 months	35 months	35 months	35 months
Performance Stock Units | Minimum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Annual vesting percentage, other equity instruments			25.00%	25.00%
Performance Stock Units | Maximum
SHARE OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS
Annual vesting percentage, other equity instruments			100.00%	100.00%